Quarterly Report
October 31, 2019
MFS®  Global High Yield Fund

Portfolio of Investments
10/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 33.1%
Apparel Manufacturers – 0.3%
PVH Corp., 3.125%, 12/15/2027	EUR	720,000	$892,482
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.949%, 2/18/2030 (i)		$22,293	$0
Automotive – 0.6%
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	$406,457
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		1,155,000	1,441,142
			$1,847,599
Broadcasting – 0.9%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	1,200,000	$1,665,172
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025 (z)		605,000	801,320
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	495,000	568,731
			$3,035,223
Brokerage & Asset Managers – 0.3%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$1,110,281
Building – 0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		$1,355,000	$1,405,826
Cable TV – 2.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$557,813
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	606,382
Telesat Holdings, Inc., 6.5%, 10/15/2027 (z)		$225,000	234,911
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,727,137
Virgin Media Secured Finance PLC, 5%, 4/15/2027	GBP	875,000	1,193,188
VTR Finance B.V., 6.875%, 1/15/2024 (n)		$1,456,000	1,492,400
Ziggo B.V. , 2.875%, 1/15/2030 (z)	EUR	960,000	1,085,410
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	272,950
			$7,170,191
Chemicals – 1.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,244,000	$1,206,680
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,533,992
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		580,000	652,534
			$3,393,206
Conglomerates – 0.5%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,601,650
Construction – 0.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$515,000	$544,613
Consumer Products – 0.3%
Coty, Inc., 4.75%, 4/15/2026	EUR	470,000	$535,844
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		495,000	582,099
			$1,117,943
Containers – 0.6%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	160,000	$184,702
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	1,388,015
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (z)	EUR	210,000	243,310
			$1,816,027

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 3.2%
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		$1,450,000	$1,690,714
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,200,000	1,269,310
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		700,000	705,082
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		3,908,000	4,349,018
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)		810,000	864,675
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,272,000	1,481,880
			$10,360,679
Emerging Market Sovereign – 2.4%
Arab Republic of Egypt, 5.577%, 2/21/2023		$1,055,000	$1,081,244
Dominican Republic, 5.5%, 1/27/2025		1,055,000	1,124,904
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		1,023,000	1,113,751
Government of Ukraine, 7.75%, 9/01/2024		1,258,000	1,347,633
Republic of Argentina, 5.875%, 1/11/2028		1,833,000	696,558
Republic of South Africa, 4.875%, 4/14/2026		1,385,000	1,427,766
Republic of Turkey, 5.75%, 3/22/2024		942,000	949,031
			$7,740,887
Energy - Independent – 0.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$820
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	211
			$1,031
Entertainment – 0.1%
Motion Bondco DAC, 4.5%, 11/15/2027 (z)	EUR	420,000	$470,365
Financial Institutions – 1.8%
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,235,000	$1,226,571
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	990,000	1,281,653
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023		840,000	1,126,177
Garfunkelux Holdco 3 S.A., 7.5%, 8/01/2022	EUR	545,000	574,339
Intertrust Group B.V., 3.375%, 11/15/2025		840,000	980,322
Promontoria Holding 264 B.V., 6.75%, 8/15/2023		640,000	651,406
			$5,840,468
Food & Beverages – 2.0%
BRF S.A., 4.875%, 1/24/2030 (n)		$857,000	$854,772
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,775,000	1,872,643
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	594,225
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,200,000	1,250,400
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		1,265,000	1,341,532
Picard Bondco , 5.5%, 11/30/2024	EUR	595,000	637,059
			$6,550,631
Gaming & Lodging – 0.3%
Scientific Games International, Inc., 5.5%, 2/15/2026	EUR	770,000	$837,260
Industrial – 1.1%
Bilfinger SE, 4.5%, 6/14/2024	EUR	900,000	$1,075,319
Blitz F18-674 GmbH, 6%, 7/30/2026		1,100,000	1,330,865
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$670,000	659,939
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		615,000	637,294
			$3,703,417
International Market Quasi-Sovereign – 0.5%
Electricite de France S.A., 5.375% to 1/29/2025, FLR (EUR Swap Rate-5yr. + 3.794%) to 1/29/2045, (EUR Swap Rate - 5yr. + 4.544%) to 12/31/2164	EUR	1,200,000	$1,534,216

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 1.1%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	1,645,000	$1,963,337
Sovcombank PJSC via SovCom Capital D.A.C., 8%, 4/07/2030 (n)		$650,000	673,862
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		910,000	985,985
			$3,623,184
Medical & Health Technology & Services – 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$735,534
Metals & Mining – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$140,000
KME AG, 6.75%, 2/01/2023	EUR	425,000	393,422
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		$390,000	195,000
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		670,000	469,000
Vale S.A., 6.25%, 8/10/2026		845,000	984,594
			$2,182,016
Midstream – 0.9%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$1,186,130
Puma International Financing S.A., 5%, 1/24/2026		635,000	607,956
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,104,000	1,170,585
			$2,964,671
Network & Telecom – 0.4%
Telecom Italia S.p.A./Milano, 2.375%, 10/12/2027	EUR	1,075,000	$1,233,384
Oil Services – 0.4%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$1,300,000	$1,359,150
Other Banks & Diversified Financials – 0.6%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$860,000	$873,760
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,025,675	1,033,252
			$1,907,012
Pharmaceuticals – 0.9%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,680,000	$1,913,670
Rossini S.à r.l., 6.75%, 10/30/2025		723,000	891,272
			$2,804,942
Pollution Control – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,582,975
Restaurants – 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$1,434,306
Retailers – 0.9%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	730,000	$880,292
Dufry Finance S.C.A., 4.5%, 8/01/2023	EUR	1,080,000	1,234,637
EG Global Finance PLC, 4.375%, 2/07/2025		420,000	455,361
Takko Luxembourg 2 S.C.A., 5.375%, 11/15/2023		430,000	443,433
			$3,013,723
Supermarkets – 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,547,000	$1,663,025
Telecommunications - Wireless – 1.4%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$449,044
Altice France S.A./France, 3.375%, 1/15/2028 (z)	EUR	430,000	480,466
Altice Luxembourg S.A., 6.25%, 2/15/2025		425,000	492,357

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Cable Onda S.A., 4.5%, 1/30/2030 (z)		$550,000	$557,298
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		455,000	431,113
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,486,000	1,530,580
SFR Group S.A., 7.375%, 5/01/2026 (n)		420,000	449,755
			$4,390,613
Transportation - Services – 2.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$1,057,000	$1,123,063
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	985,756
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,440,000	1,869,967
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	329,975
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		580,000	571,300
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		363,000	384,780
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,704,504
			$6,969,345
Utilities - Electric Power – 3.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,161,000	$1,230,706
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		1,250,000	1,263,987
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	504,008
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	624,663
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027 (z)		471,000	485,719
Genneia S.A., 8.75%, 1/20/2022 (n)		736,000	496,800
Genneia S.A., 8.75%, 1/20/2022		364,000	245,700
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,294,289
Listrindo Capital B.V., 4.95%, 9/14/2026		1,355,000	1,373,631
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		326,106	381,153
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		665,000	676,302
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,542,685	786,785
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		886,000	905,935
			$10,269,678
Total Bonds			$107,107,553
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)		253,322	$447,357
Energy - Independent – 0.1%
Frontera Energy Corp.		26,510	$211,285
Total Common Stocks			$658,642
Investment Companies (h) – 67.0%
Bond Funds – 64.6%
MFS High Yield Pooled Portfolio (v)		22,602,844	$209,528,360
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 1.89% (v)		7,705,092	$7,705,863
Total Investment Companies			$217,234,223

Other Assets, Less Liabilities – (0.3)%			(990,747)
Net Assets – 100.0%			$324,009,671
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $217,234,223 and $107,766,195, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,279,010, representing 14.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/2015	$986,320	$820
Afren PLC, 6.625%, 12/09/2020	11/20/2015	515,241	211
Altice France S.A./France, 3.375%, 1/15/2028	9/13/2019	476,289	480,466
Cable Onda S.A., 4.5%, 1/30/2030	10/28/2019	544,473	557,298
Empresa Electrica Cochrane S.p.A., 5.5%, 5/14/2027	10/30/2019	470,991	485,719
Motion Bondco DAC, 4.5%, 11/15/2027	10/16/2019-10/17/2019	470,894	470,365
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025	9/11/2019-9/13/2019	766,458	801,320
Telesat Holdings, Inc., 6.5%, 10/15/2027	9/27/2019-9/30/2019	227,145	234,911
Trivium Packaging Finance B.V., 3.75%, 8/15/2026	7/19/2019	235,589	243,310
Ziggo B.V. , 2.875%, 1/15/2030	10/17/2019-10/18/2019	1,074,175	1,085,410
Total Restricted Securities			$4,359,830
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	742,720	USD	822,914	UBS AG	12/13/2019	$7,700
USD	1,078,971	EUR	964,085	Citibank N.A.	12/13/2019	796
						$8,496
Liability Derivatives
USD	462,116	EUR	413,915	Deutsche Bank AG	12/13/2019	$(783)
USD	30,715,598	EUR	27,908,555	Merrill Lynch International	12/13/2019	(495,670)
USD	473,612	EUR	424,200	Morgan Stanley Capital Services, Inc.	12/13/2019	(788)
USD	9,844,369	GBP	8,037,480	Deutsche Bank AG	12/13/2019	(580,779)
						$(1,078,020)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,384,547	December – 2019	$76,720
At October 31, 2019, the fund had cash collateral of $63,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$447,357	$—	$447,357
Canada	211,285	—	—	211,285
Non - U.S. Sovereign Debt	—	19,635,782	—	19,635,782
U.S. Corporate Bonds	—	7,444,949	—	7,444,949
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	80,026,822	—	80,026,822
Mutual Funds	217,234,223	—	—	217,234,223
Total	$217,445,508	$107,554,910	$—	$325,000,418
Other Financial Instruments
Futures Contracts - Assets	$76,720	$—	$—	$76,720
Forward Foreign Currency Exchange Contracts – Assets	—	8,496	—	8,496
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,078,020)	—	(1,078,020)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$204,178,389	$25,576,807	$27,467,265	$(3,039,776)	$10,280,205	$209,528,360
MFS Institutional Money Market Portfolio	9,716,557	56,027,752	58,039,465	92	927	7,705,863
	$213,894,946	$81,604,559	$85,506,730	$(3,039,684)	$10,281,132	$217,234,223
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$8,672,259	$—
MFS Institutional Money Market Portfolio	183,410	—
	$8,855,669	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2019, are as follows:
United States	59.2%
United Kingdom	5.4%
Brazil	4.8%
Canada	3.8%
Luxembourg	2.6%
France	2.3%
Netherlands	2.1%
Mexico	1.7%
India	1.5%
Other Countries	16.6%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.